Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	May 2023
Payment Date	6/15/2023
Transaction Month	12
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,173,418,193.47	36,914		54.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,160,000.00	2.038%		July 15, 2023
Class A-2a Notes	$271,020,000.00	3.44%		February 15, 2025
Class A-2b Notes	$100,000,000.00	5.47227%	*	February 15, 2025
Class A-3 Notes	$321,020,000.00	3.74%		September 15, 2026
Class A-4 Notes	$104,800,000.00	3.93%		August 15, 2027
Class B Notes	$31,580,000.00	4.51%		October 15, 2027
Class C Notes	$21,050,000.00	4.85%		December 15, 2029
Total	$1,052,630,000.00
		* 30-day average SOFR + 0.60%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,954,393.66

Principal:
Principal Collections	$21,037,986.17
Prepayments in Full	$10,924,463.52
Liquidation Proceeds	$200,575.61
Recoveries	$12,304.16
Sub Total	$32,175,329.46
Collections	$34,129,723.12

Purchase Amounts:
Purchase Amounts Related to Principal	$44,804.87
Purchase Amounts Related to Interest	$212.45
Sub Total	$45,017.32

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$34,174,740.44

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	May 2023
Payment Date	6/15/2023
Transaction Month	12
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$34,174,740.44
Servicing Fee	$658,634.37	$658,634.37	$0.00	$0.00	$33,516,106.07
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$33,516,106.07
Interest - Class A-2a Notes	$425,581.18	$425,581.18	$0.00	$0.00	$33,090,524.89
Interest - Class A-2b Notes	$258,125.31	$258,125.31	$0.00	$0.00	$32,832,399.58
Interest - Class A-3 Notes	$1,000,512.33	$1,000,512.33	$0.00	$0.00	$31,831,887.25
Interest - Class A-4 Notes	$343,220.00	$343,220.00	$0.00	$0.00	$31,488,667.25
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,488,667.25
Interest - Class B Notes	$118,688.17	$118,688.17	$0.00	$0.00	$31,369,979.08
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,369,979.08
Interest - Class C Notes	$85,077.08	$85,077.08	$0.00	$0.00	$31,284,902.00
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,284,902.00
Regular Principal Payment	$28,504,431.83	$28,504,431.83	$0.00	$0.00	$2,780,470.17
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,780,470.17
Residual Released to Depositor	$0.00	$2,780,470.17	$0.00	$0.00	$0.00
Total		$34,174,740.44

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$28,504,431.83
Total					$28,504,431.83

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$20,821,710.73	$76.83	$425,581.18	$1.57	$21,247,291.91	$78.40
Class A-2b Notes	$7,682,721.10	$76.83	$258,125.31	$2.58	$7,940,846.41	$79.41
Class A-3 Notes	$0.00	$0.00	$1,000,512.33	$3.12	$1,000,512.33	$3.12
Class A-4 Notes	$0.00	$0.00	$343,220.00	$3.28	$343,220.00	$3.28
Class B Notes	$0.00	$0.00	$118,688.17	$3.76	$118,688.17	$3.76
Class C Notes	$0.00	$0.00	$85,077.08	$4.04	$85,077.08	$4.04
Total	$28,504,431.83	$27.08	$2,231,204.07	$2.12	$30,735,635.90	$29.20

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	May 2023
Payment Date	6/15/2023
Transaction Month	12

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$148,458,550.39	0.5477771	$127,636,839.66	0.4709499
Class A-2b Notes	$54,777,710.28	0.5477771	$47,094,989.18	0.4709499
Class A-3 Notes	$321,020,000.00	1.0000000	$321,020,000.00	1.0000000
Class A-4 Notes	$104,800,000.00	1.0000000	$104,800,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$681,686,260.67	0.6476029	$653,181,828.84	0.6205237

Pool Information
Weighted Average APR	2.868%	2.874%
Weighted Average Remaining Term	45.36	44.56
Number of Receivables Outstanding	29,460	28,816
Pool Balance	$790,361,244.48	$758,103,916.72
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$711,870,800.19	$682,974,442.71
Pool Factor	0.6735546	0.6460646

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,579.30
Yield Supplement Overcollateralization Amount	$75,129,474.01
Targeted Overcollateralization Amount	$104,922,087.88
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$104,922,087.88

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,579.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,579.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,579.30

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	May 2023
Payment Date	6/15/2023
Transaction Month	12
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		43	$49,497.59
(Recoveries)		13	$12,304.16
Net Loss for Current Collection Period			$37,193.43
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0565%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1608%
Second Prior Collection Period			0.3131%
Prior Collection Period			0.3092%
Current Collection Period			0.0576%
Four Month Average (Current and Prior Three Collection Periods)			0.2102%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		448	$1,226,315.73
(Cumulative Recoveries)			$89,419.60
Cumulative Net Loss for All Collection Periods			$1,136,896.13
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0969%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,737.31
Average Net Loss for Receivables that have experienced a Realized Loss			$2,537.71

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.72%	168	$5,471,137.86
61-90 Days Delinquent	0.17%	32	$1,275,109.73
91-120 Days Delinquent	0.01%	3	$87,781.33
Over 120 Days Delinquent	0.00%	2	$27,395.96
Total Delinquent Receivables	0.91%	205	$6,861,424.88

Repossession Inventory:
Repossessed in the Current Collection Period		7	$234,123.65
Total Repossessed Inventory		18	$695,622.38

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0699%
Prior Collection Period			0.0781%
Current Collection Period			0.1284%
Three Month Average			0.0921%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1834%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	May 2023
Payment Date	6/15/2023
Transaction Month	12

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	76	$2,773,449.06
2 Months Extended	83	$3,046,766.95
3+ Months Extended	18	$547,628.25

Total Receivables Extended	177	$6,367,844.26
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2023

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer